Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

Three Months Ended
March 31, 2016
Pro Forma C Corporation Data (unaudited):
Net loss, as reported	$(23,364,969)
Pro forma benefit for income taxes	(1,776,580)
Pro forma net loss	(21,588,389)

Basic loss per share:
Allocation of earnings:
Net loss	$(21,588,389)
Weighted average common shares outstanding	43,107,452
Basic loss per share	$(0.50)

Diluted loss per share:
Allocation of earnings:
Net loss	$(21,588,389)
Weighted average common shares, including dilutive effect (a)	43,107,452
Diluted loss per share	$(0.50)

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.

	Three Months Ended March 31,
	2017	2016
Basic loss per share:
Allocation of earnings:
Net loss	$(4,981,279)	$(23,364,969)
Weighted average common shares outstanding	37,500,000	30,000,000
Basic loss per share	$(0.13)	$(0.78)

Diluted loss per share:
Allocation of earnings:
Net loss	$(4,981,279)	$(23,364,969)
Weighted average common shares, including dilutive effect (a)	37,500,000	30,000,000
Diluted loss per share	$(0.13)	$(0.78)

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.